SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
Starting in the first quarter of 2019, management reviews the operating results and assesses performance of our operations in Nevada at an individual minesite level; therefore our Cortez and Goldstrike minesites, previously presented as Barrick Nevada, have been presented separately. Barrick’s business is organized into nineteen minesites and two projects. Barrick’s CODM reviews the operating results, assesses performance and makes capital allocation decisions at the minesite, Company and/or project level. Upon completion of the Merger, Mark Bristow, as President and Chief Executive Officer, has assumed this role. Each individual minesite and the Pascua-Lama project are operating segments for financial reporting purposes. Following the Merger and the Nevada Gold Mines and Acacia transactions, we re-evaluated our reportable operating segments and no longer report on our interests in the following non-core properties: Lagunas Norte and Pascua-Lama. Our presentation of our reportable operating segments consists of nine gold mines (Carlin, Cortez, Turquoise Ridge, Pueblo Viejo, Loulo-Gounkoto, Kibali, Veladero, Porgera and North Mara). The remaining operating segments, including our remaining gold mines, copper mines and projects, have been grouped into an “other” category and will not be reported on individually. Segment performance is evaluated based on a number of measures including operating income before tax, production levels and unit production costs. Certain costs are managed on a consolidated basis and are therefore not reflected in segment income. Prior period figures have been restated to reflect this disaggregation.
Consolidated Statements of Income Information

		Cost of Sales
For the year ended December 31, 2019	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2,3]	$1,862	$998	$312	$17	$4	$531
Cortez[2]	1,325	511	240	8	16	550
Turquoise Ridge[2,4]	688	285	140	4	—	259
Pueblo Viejo[2]	1,409	525	196	12	—	676
Loulo-Gounkoto[2]	1,007	456	295	12	6	238
Kibali	505	207	196	3	(9)	108
Veladero	386	208	115	3	3	57
Porgera	403	242	42	2	4	113
North Mara[2]	462	213	97	—	6	146
Other Mines[2]	2,175	1,426	554	19	46	130
Reportable segment income	$10,222	$5,071	$2,187	$80	$76	$2,808
Share of equity investee	(505)	(207)	(196)	(3)	9	(108)
Segment income	$9,717	$4,864	$1,991	$77	$85	$2,700
Consolidated Statements of Income Information

		Cost of Sales
For the year ended December 31, 2018	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2,3]	$1,066	$624	$262	$19	($5)	$166
Cortez[2]	1,589	442	386	16	19	726
Turquoise Ridge[2,4]	331	178	28	—	(1)	126
Pueblo Viejo[2]	1,333	547	185	21	1	579
Loulo-Gounkoto[2]	—	—	—	—	—	—
Kibali	—	—	—	—	—	—
Veladero	366	189	121	2	1	53
Porgera	269	170	42	—	1	56
North Mara[2]	423	202	62	—	12	147
Other Mines[2]	1,866	1,401	334	14	69	48
Reportable segment income	$7,243	$3,753	$1,420	$72	$97	$1,901
Share of equity investee	—	—	—	—	—	—
Segment income	$7,243	$3,753	$1,420	$72	$97	$1,901

[1]	Includes accretion expense, which is included with finance costs in the consolidated statements of income. For the year ended December 31, 2019, accretion expense was $53 million (2018: $53 million).

[2]
Includes non-controlling interest portion of revenues, cost of sales and segment income (loss) for the year ended December 31, 2019, for Pueblo Viejo, $566 million, $286 million, $274 million (2018: $535 million, $289 million, $237 million), Nevada Gold Mines, $1,049 million, $704 million, $329 million (2018:$nil, $nil, $nil), Tanzania mines, $169 million, $125 million, $31 million (2018: $240 million, $163 million, $61 million), Loulo-Gounkoto $201 million, $150 million, $48 million (2018: $nil, $nil, $nil) and Tongon $39 million, $41 million, $(2) million (2018: $nil, $nil, $nil).

[3]
On July 1, 2019, Barrick's Goldstrike and Newmont's Carlin mines were contributed to Nevada Gold Mines and are now operated as one segment referred to as Carlin. As a result, the amounts presented represent Goldstrike (including South Arturo) up until June 30, 2019, and the combined results of Carlin (including Goldstrike) thereafter including non-controlling interest. Refer to note 4.

[4]
Barrick owned 75% of Turquoise Ridge up until June 30, 2019, with our joint venture partner, Newmont, owning the remaining 25%. Turquoise Ridge was accounted for as a joint operation and proportionately consolidated. On July 1, 2019, Barrick's 75% interest in Turquoise Ridge and Newmont's Twin Creeks and 25% interest in Turquoise Ridge were contributed to Nevada Gold Mines and are now operated as one segment referred to as Turquoise Ridge. The figures presented in this table are based on our 75% interest in Turquoise Ridge until June 30, 2019 and the combined results of Turquoise Ridge (including Twin Creeks) thereafter including non-controlling interest. Refer to note 4.

Reconciliation of Segment Income to Income from Continuing Operations Before Income Taxes

For the years ended December 31	2019	2018
Segment income	$2,700	$1,901
Other cost of sales/amortization[1]	(56)	(47)
Exploration, evaluation and project expenses not attributable to segments	(265)	(311)
General and administrative expenses	(212)	(265)
Other (expense) income not attributable to segments	3,132	(46)
Impairment reversals (charges)	1,423	(900)
Loss on currency translation	(109)	(136)
Closed mine rehabilitation	(5)	13
Income from equity investees	165	46
Finance costs, net (includes non-segment accretion)[2]	(416)	(492)
Gain on non-hedge derivatives[3]	—	—
Income (loss) before income taxes[4]	$6,357	($237)

[1]	Includes realized hedge losses of $nil (2018: $4 million losses).

[2]	Includes debt extinguishment losses of $3 million (2018: $29 million losses).

[3]	Includes unrealized non-hedge losses of $nil (2018: $1 million losses).

[4]
Includes non-controlling interest portion of revenues, cost of sales and non-segment income (loss) for the year ended December 31, 2019, for Tanzania, $nil, $nil, $(17) million (2018: $nil, $1 million, $2 million) and Nevada Gold Mines, $nil, $6 million, $1 million (2018: $nil, $nil, $nil).

Geographic Information

	Non-current assets		Revenue[1]
	As at December 31, 2019	As at December 31, 2018	2019	2018
United States	$16,514	$6,857	$4,190	$3,025
Mali	4,662	—	1,007	—
Dominican Republic	4,303	3,468	1,409	1,334
Democratic Republic of Congo	3,218	—	—	—
Chile	2,158	2,679	—	—
Zambia	1,705	735	393	502
Argentina	1,571	1,723	386	366
Tanzania	1,009	1,059	671	664
Canada	490	368	305	226
Côte d'Ivoire	424	—	384	—
Saudi Arabia	368	408	—	—
Papua New Guinea	361	348	403	269
Peru	170	145	279	449
Australia	—	396	290	408
Unallocated	552	467	—	—
Total	$37,505	$18,653	$9,717	$7,243

[1]	Presented based on the location from which the product originated.

Capital Expenditures Information

	Segment Capital Expenditures[1]
	As at December 31, 2019	As at December 31, 2018
Carlin	$303	$195
Cortez	327	349
Turquoise Ridge	125	62
Pueblo Viejo	107	145
Loulo-Gounkoto	198	—
Kibali	43	—
Veladero	95	143
Porgera	50	62
North Mara	57	82
Other Mines	384	284
Reportable segment total	$1,689	$1,322
Other items not allocated to segments	110	121
Total	$1,799	$1,443
Share of equity investee	(43)	—
Total	$1,756	$1,443

[1]
Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the consolidated statements of cash flow are presented on a cash basis. In 2019, cash expenditures were $1,701 million (2018: $1,400 million) and the increase in accrued expenditures was $55 million (2018: $43 million increase).